Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS II

Alger Dynamic Opportunities Fund

March 15, 2019 to the Statutory

Prospectus dated March 1, 2019, as supplemented to date

The section “Fund Fees and Expenses” in the prospectus for Alger Dynamic Opportunities Fund Class A and C Shares is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 35 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 28 of the Fund’s Statement of Additional Information.

	Alger Dynamic Opportunities Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses**	1.18%**	1.21%**

Total Annual Fund Operating Expenses	2.63%	3.41%
Fee Waiver and/or Expense Reimbursement***	(.63)%***	(.66)%***

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	2.75%

*	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**	Other Expenses includes dividend and interest expense on short sales of .81% for Class A Shares and Class C Shares.
***
Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses) through February 28, 2021 to the extent necessary to limit the total annual fund operating expenses of the Fund’s Class A Shares to 2.00%, and the Class C Shares to 2.75%, of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,183	$1,737	$3,242
Class C	$378	$922	$1,658	$3,602

You would pay the following expenses if you did not redeem your shares:
Class C	$278	$922	$1,658	$3,602

Alger Dynamic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS II

Alger Dynamic Opportunities Fund

March 15, 2019 to the Statutory

Prospectus dated March 1, 2019, as supplemented to date

The section “Fund Fees and Expenses” in the prospectus for Alger Dynamic Opportunities Fund Class A and C Shares is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 35 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 28 of the Fund’s Statement of Additional Information.

	Alger Dynamic Opportunities Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses**	1.18%**	1.21%**

Total Annual Fund Operating Expenses	2.63%	3.41%
Fee Waiver and/or Expense Reimbursement***	(.63)%***	(.66)%***

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	2.75%

*	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**	Other Expenses includes dividend and interest expense on short sales of .81% for Class A Shares and Class C Shares.
***
Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses) through February 28, 2021 to the extent necessary to limit the total annual fund operating expenses of the Fund’s Class A Shares to 2.00%, and the Class C Shares to 2.75%, of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,183	$1,737	$3,242
Class C	$378	$922	$1,658	$3,602

You would pay the following expenses if you did not redeem your shares:
Class C	$278	$922	$1,658	$3,602

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 35 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 28 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Alger Dynamic Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	$ 717
3 Years	rr_ExpenseExampleYear03	1,183
5 Years	rr_ExpenseExampleYear05	1,737
10 Years	rr_ExpenseExampleYear10	$ 3,242
Alger Dynamic Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
1 Year	rr_ExpenseExampleYear01	$ 378
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,658
10 Years	rr_ExpenseExampleYear10	3,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	922
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,658
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,602

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[2]	Other Expenses includes dividend and interest expense on short sales of .81% for Class A Shares and Class C Shares.
[3]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses) through February 28, 2021 to the extent necessary to limit the total annual fund operating expenses of the Fund’s Class A Shares to 2.00%, and the Class C Shares to 2.75%, of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.